TPMT 2016-2 AMC SCHEDULE 5
SERVICING EXTRACT

LoanID   Status Date Last Action Date per Servicer Current Occupancy  Property Condition Collection Comments in File Incomplete Collection Comments Note Last Borrower Contact Date Servicer Contact Attempts                             Last Borrower Contact Comments
 4197434 04/30/2015  02/12/2015                    UTD                UTD                Yes                                                                                        Contact attempts - however unable to contact borrower
27098807 04/30/2015  01/29/2015                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
 7854972 04/30/2015  02/10/2015                    UTD                UTD                Yes                                                             01/13/2015                 Ongoing dialogue with borrower                        Borrower had questions regarding the 1099C form received in the mail. Servicer advised to refer to section 3 (D) of their modification documents for an explanation of the write-offs they received for 2012, 2013, and 2014.
98145270 02/12/2015  02/09/2015                    UTD                UTD                Yes                                                             11/17/2014                 Not attempting to contact the borrower                The customer was informed of the Escrow surplus and declined consent for the borrower's primary cell.
73072004 05/02/2015  05/02/2015                    Owner Occupied     Good               Yes                                                             04/09/2015                 Contact attempts - however unable to contact borrower The borrower called to make a promise to pay $363.80 on 4/10/2015.
47900090 01/01/2016  11/09/2015                    UTD                UTD                Yes                                                                                        UTD
74174057 01/01/2016  10/29/2015                    UTD                UTD                Yes                                                             02/17/2015                 Not attempting to contact the borrower                Borrower wanted mailing address to overnight a payment on the account.
63478876 01/01/2016  11/02/2015                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
46296520 01/01/2016  11/03/2015                    Owner Occupied     UTD                Yes                                                             09/18/2015                 Ongoing dialogue with borrower                        Borrower called in to make phone payment.
78196709 01/01/2016  10/29/2015                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
 9705979 01/01/2016  10/29/2015                    Owner Occupied     UTD                Yes                                                             09/07/2015                 Ongoing dialogue with borrower                        Borrower called in to follow up on Loss draft check.
81747810 01/01/2016  10/29/2015                    UTD                UTD                Yes                                                                                        Contact attempts - however unable to contact borrower
68388126 01/01/2016  10/30/2015                    UTD                UTD                Yes                                                             10/21/2015                 Ongoing dialogue with borrower                        The borrower promised to make a payment on 10/30/2015.
66344918 01/01/2016  11/02/2015                    Vacant             UTD                Yes                                                             06/24/2015                 Not attempting to contact the borrower                Third party called to inquire about fees and how they could be paid.
50471335 05/24/2015  05/24/2015                    Owner Occupied     Excellent          Yes                                                             03/06/2015                 Contact attempts - however unable to contact borrower The borrower made a promise to pay $237.1 on 3/15/2015 and $237.01 on 3/31/2015.
44181119 05/11/2015  05/11/2015                    Owner Occupied     Good               Yes                                                             05/11/2015                 Ongoing dialogue with borrower                        The borrower advised will make a payment via the web on 5/29/2015 for $895.25 and declined mortgage assistance.
30865988 04/10/2015  02/06/2015                    Owner Occupied     Fair               Yes                                                             02/16/2015                 UTD                                                   Spoke to authorized 3rd party and read ach disclaimer, borrower not interested. Curtailment of income.. Plan was kept on 02/17/2015 per notes
47816395 06/02/2015  06/02/2015                    Owner Occupied     Excellent          Yes                                                             01/20/2015                 Contact attempts - however unable to contact borrower The borrower advised the agent on their reason for default and agreed to a fast payment.
85681584 01/01/2016  01/16/2015                    UTD                UTD                Yes                                                             01/16/2015                 Not attempting to contact the borrower                Borrower called to made a pay by phone.
78369213 01/01/2016  02/12/2015                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
80187687 01/01/2016  01/10/2015                    UTD                UTD                Yes                                                             12/30/2014                 Not attempting to contact the borrower                Borrower called to add XXX from XXX as an authorized third party.
39902265 01/01/2016  02/10/2015                    UTD                UTD                Yes                                                             03/18/2014                 Not attempting to contact the borrower                Mortgagor phoned in to discuss their receipt of an interest rate change notice.
92388309 07/01/2014  05/30/2014                    UTD                UTD                Yes                                                             08/08/2013                 Ongoing dialogue with borrower                        Borrower called to change automatic payment information. Borrower stated 04/16/013 that other borrower should not be on this loan, servicer advised that other borrower did sign note, so is on loan. Borrower was also told the same thing about the secondary borrower on 11/15/2012.
48099166 01/01/2016  02/04/2015                    Owner Occupied     UTD                Yes                                                             06/06/2014                 Ongoing dialogue with borrower
68829302 05/22/2015  05/22/2015                    Owner Occupied     Good               Yes                                                             05/22/2015                 Ongoing dialogue with borrower                        Borrower promised to pay.
 1093646 05/29/2015  05/29/2015                    UTD                UTD                Yes                                                             01/28/2014                 Contact attempts - however unable to contact borrower Inbound call from primary borrower. Workout in progress per notes.
40213617 05/03/2015  05/03/2015                    Owner Occupied     UTD                Yes                                                             08/24/2013                 Not attempting to contact the borrower                spoke to borrowers to congratulate for completing modification.   Advised can make payments online
26095218 04/30/2015  01/15/2015                    UTD                UTD                Yes                                                                                        UTD
57533209 01/15/2015  01/15/2015                    Owner Occupied     UTD                Yes                                                             03/05/2014                 Ongoing dialogue with borrower                        Borrower wanted to make a payment
56099367 01/01/2016  05/08/2015                    Owner Occupied     UTD                Yes                                                             10/09/2014                 Not attempting to contact the borrower                The borrower called on 10/09/2014 to discuss making a payment and bringing the account current. The borrower stated the property was in good condition, intended to retain the property and also occupied the residence.
 6669297 01/01/2016  05/29/2015                    Owner Occupied     Good               Yes                                                             06/06/2014                 Contact attempts - however unable to contact borrower The borrower called to initiate a promise to pay.
13990297 01/01/2016  05/28/2015                    Owner Occupied     UTD                Yes                                                                                        Contact attempts - however unable to contact borrower
76789264 01/01/2016  05/15/2015                    Owner Occupied     Good               Yes                                                             04/08/2015                 Not attempting to contact the borrower
12860802 04/30/2015  01/20/2015                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
88990675 01/01/2016  04/15/2015                    Owner Occupied     UTD                Yes                                                                                        Contact attempts - however unable to contact borrower
93096759 02/12/2015  12/09/2014                    UTD                UTD                Yes                                                             12/09/2014                 Ongoing dialogue with borrower                        The customer made a payment for $1,200.00
40832047 08/01/2014  07/18/2014                    Owner Occupied     UTD                Yes                                                             07/17/2014                 Ongoing dialogue with borrower                        Advised borrower of paid amount and late fees. Borrower advised reason for delinquency was for excessive obligations.
51281598 08/01/2014  08/13/2014                    Owner Occupied     UTD                Yes                                                             07/29/2014                 Ongoing dialogue with borrower                        Borrower called made a promise to pay online in amount of 848.16.
20331083 08/01/2014  07/30/2014                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
23591228 08/01/2014  07/09/2014                    UTD                UTD                Yes
54495682 08/01/2014  08/13/2014                    UTD                UTD                Yes                                                             07/11/2014                 Ongoing dialogue with borrower                        Borrower called regarding status of escrow. Borrower was advised the shortage is from the insurance and taxes going up. Discussed loss mitigation options with borrower.
93215895 08/01/2014  08/01/2014                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
 3108016 08/01/2014  08/15/2014                    UTD                UTD                Yes                                                             04/03/2014                 UTD                                                   The customer stated she would try to make a payment on the 11th or the 18th and would pay the late fee.
22859391 08/01/2014  07/28/2014                    Owner Occupied     UTD                Yes                                                             07/25/2014                 Ongoing dialogue with borrower                        Borrower made a payment in amount of $500.30 by phone and was provided with confirmation number.
 1458182 08/01/2014  08/08/2014                    UTD                UTD                Yes                                                             04/21/2014                 Ongoing dialogue with borrower                        The borrower contacted the servicer on 04/18/2014 regarding a letter he received stating that he owes $1,000.00.  The servicer advised the borrower that the fees could have been from a modification and to contact the loss mitigation department.  The borrower notified the servicer on 04/21/2014 that spouse has begun working again and will get the account up to date with a payment on 04/30/2014.
96629949 08/01/2014  08/12/2014                    Owner Occupied     UTD                Yes                                                             08/12/2014                 Ongoing dialogue with borrower                        Borrower stated the reason will not make a payment is because does not have a coupon book. Servicer advised that is because borrower is on statements. Borrower advised never authorized to be in coupons. Servicer advised borrower to make a payment at the local branch to bring current and tried to talk to someone in customer service about this but no answer.  Servicer advised borrower will try back again and call her back with any updated information . Borrower advised ok to call cell phone.
 9403751 08/01/2014  08/15/2014                    UTD                UTD                Yes                                                             07/22/2014                 Ongoing dialogue with borrower                        Borrower made a pay buy phone payment.
50933408 08/01/2014  08/01/2014                    Owner Occupied     UTD                Yes                                                             07/31/2014                 Ongoing dialogue with borrower                        Last contact with borrower they stated excessive obligations. Borrower was going to make a payment but did not have checking information. Borrower stated willl call back. No previous discussion of any account options presented to the borrower.
32882707 08/01/2014  08/12/2014                    Owner Occupied     UTD                Yes                                                             08/12/2014                 Ongoing dialogue with borrower                        The customer was advised that the modification package was received and is currently under review.
 5709115 08/01/2014  08/13/2014                    Owner Occupied     UTD                Yes                                                             05/20/2014                 Ongoing dialogue with borrower                        Servicer confirmed with borrower that hardship is over and can make payments going forward.
81367000 08/01/2014  08/14/2014                    Owner Occupied     UTD                                                                                07/28/2014                 Ongoing dialogue with borrower                        Borrower stated they only had one income supporting the household as spouse is disabled. Borrower said will make another payment at the end of the month.
83428361 08/01/2014  08/05/2014                    Owner Occupied     UTD                Yes                                                             01/13/2014                 Ongoing dialogue with borrower                        Borrower made a pay by phone payment in amount of 1568.42 for 10/012013-12/01/2013.
94564853 08/01/2014  08/12/2014                    UTD                UTD                Yes                                                             04/03/2014                 Contact attempts - however unable to contact borrower A credit reporting dispute was made form the customer. The reason for default is due to curtailment of income and the customer was informed that no decision has been made on the modification.
56816361 08/01/2014  08/05/2014                    UTD                UTD                Yes                                                             04/22/2014                 Not attempting to contact the borrower                Borrower called to request coupons. Borrower advised loan needs to be reaffirmed.
32595737 08/01/2014  07/31/2014                    UTD                UTD                Yes                                                             05/06/2014                 Not attempting to contact the borrower                Borrower requested late fees to be removed from account, borrower stated RFD was excessive obligations. Servicer advised they could not remove the late fees.
 5029215 08/01/2014  06/18/2014                    UTD                UTD                Yes                                                             03/16/2014                 Ongoing dialogue with borrower                        The customer made a payment and was advised of the next due date.
57660841 08/01/2014  08/11/2014                    Owner Occupied     UTD                Yes                                                             10/21/2013                 Contact attempts - however unable to contact borrower Borrower was called and advised of documents needed to be executed.
 1135017 08/01/2014  08/13/2014                    Non-Owner Occupied UTD                Yes                                                             06/20/2014                 Ongoing dialogue with borrower                        Borrower inquired about coupon book advised borrower due to bankruptcy would need to request coupon book
60387115 08/01/2014  08/14/2014                    Owner Occupied     UTD                Yes                                                             07/19/2014                 Ongoing dialogue with borrower                        Borrower called to make a payment and promised to pay more at a later date.  Reason for default was needed to repair balcony.  The borrower discussed the possibility of a refinance with the servicer on 4/17/2013.  No additional information available.
15067716 08/01/2014  08/05/2014                    UTD                UTD                Yes                                                             06/10/2014                 Ongoing dialogue with borrower                        During the last contac the borrower requested to speak to someone in the REO department regarding a business borrower is interested in. Borrower was then transferred to customer service and borrower disconnected call before the transfer was completed.
14990390 08/01/2014  01/22/2014                    Owner Occupied     UTD                Yes                                                             08/16/2013                 Not attempting to contact the borrower                borrower called in to state to lender that will make a call to the insurance company to cancel and lender stated for borrower to fax in cancellation letter once received.
30625805 08/01/2014  07/10/2014                    Owner Occupied     UTD                Yes                                                             03/27/2014                 Ongoing dialogue with borrower                        The borrower informed the servicer on 01/03/2013 that borrower spoke with someone regarding the deferral option.  The borrower contacted the servicer on 12/09/2013 to request a loss mitigation package.  The servicer informed the borrower that borrower was approved for a loan modification.  The borrower informed the borrower that borrower send the notarized documents with certified funds to the servicer.
 2982200 08/01/2014  07/16/2014                    Occupied-UTD       UTD                Yes                                                             06/14/2014                 Ongoing dialogue with borrower                        Borrower said will make his payment at the local branch.
47479342 08/01/2014  07/18/2014                    UTD                UTD                Yes                                                             05/20/2014                 Not attempting to contact the borrower                The borrower called in to make a payment.  The call was transferred from the bankruptcy department and the collector was told not to ask any questions due to the bankruptcy. There is no other reference to a past bankruptcy in file; however, the borrower was sent a bankruptcy deed in lieu solicitation. The borrower was upset about the late fees.  The borrower had been told on 03/25/2014 that an overage in a reco account would be applied to payments then due, instead the servicer applied it to outstanding fees and the borrower became delinquent.   The borrower was not contacted due to past bankruptcy status. The loan had previously been in foreclosure and was reinstated on 03/11/2014 after funds were received on 02/27/2014.  Taxes are paid through escrow.
84041414 08/01/2014  12/05/2013                    Owner Occupied     Average            Yes                                                                                        UTD
56416431 08/01/2014  08/04/2014                    Owner Occupied     UTD                Yes                                                             08/08/2014                 Ongoing dialogue with borrower                        Borrower stated will make the August and September payment and the remainder of fees by the end of the month.
77976322 08/01/2014  08/13/2014                    Owner Occupied     UTD                Yes                                                             02/04/2014                 Contact attempts - however unable to contact borrower Lender spoke with the Borrower.  The Mrs. stated that they will not have the full post modification payment until Friday when Mr. gets paid.  Mrs. stated that she would be able to mail the modification and post modification payment out on 02/07/2014. Mrs. advised she will call to notify the lender when the documents and payment have been mailed out. Reason for default  excessive obligation and curtailment of income. The Mrs. have medical problems and they now have medical expenses to pay for.  Mr. work hours has been reduced.
95679643 08/01/2014  08/12/2014                    Tenant Occupied    UTD                Yes                                                             08/04/2014                 Ongoing dialogue with borrower                        Last contact with borrower he stated property is rented out and the tenant just lost their job Borrower set up payment for 08/11/2014. Prior noted only indicate borrower talked to loss mitigation and they sent borrower paperwork.
29671478 08/01/2014  08/15/2014                    Owner Occupied     UTD                Yes                                                             08/15/2014                 Ongoing dialogue with borrower                        Apologized to borrower and confirmed the final draw issued to borrower was for less than amount remaining. Advised borrower would be requesting funds for the remaining balance.
83564069 08/01/2014  08/15/2014                    Tenant Occupied    UTD                Yes                                                             10/22/2013                 Contact attempts - however unable to contact borrower Borrower was advised of repay plan.
38875908 08/01/2014  07/25/2014                    Occupied-UTD       UTD                Yes                                                             07/03/2014                 Ongoing dialogue with borrower                        informed borrower about MOD agreement
68763337 08/31/2014  08/22/2014                    Owner Occupied     Good               Yes                                                             01/19/2013                 Not attempting to contact the borrower                Phone Call In; OP CMSI Recently Offered; Offered customer the Optional Product of CMSI marketing option, but they were not interested
48954781 07/01/2014  08/25/2014                    Owner Occupied     Good               Yes                                                             02/04/2014                 Ongoing dialogue with borrower                        Authorized third party, XXX, was provided with the current outstanding balance of $1,173.34. Person made a payment in the amount of $586.67. Customer made no arrangements for the remaining $586.67 due on the account.
62028394 07/01/2014  08/25/2014                    Occupied-UTD       Fair               Yes                                                             04/24/2014                 Not attempting to contact the borrower                Borrower called in regarding flood insurance policy and was advised that the document received was not in a required flood zone. Servicer advised would do a follow up and would give a call back in 3 business days.
34440060 07/01/2014  08/22/2014                    Occupied-UTD       Good               Yes                                                             07/12/2014                 Ongoing dialogue with borrower                        Borrower stated she sent in the 06/01/2014 payment. The servicer called the borrower about a late payment and the borrower made a promise to pay and kept it.  The loan was in foreclosure and under review for short sale when it was transferred to the current servicer.  A contingency modification offer was sent on 08/16/2012; the short sale review was closed 09/05/2012 for the borrower's failure to provide documents.  The borrower made the 3 trial payments and the modification received final approval on 11/19/2012.  The modification was booked on 12/XX/2012 and the foreclosure was canceled.  The borrower has been a slow pay but has made all but two payment before the end of the month since modification.  No reason for delinquency has been provided; the servicer has referred the borrower to the website for additional work out options but the borrower has not responded.  The reason for the borrower's slow payment has not been provided.
14041066 09/01/2014  08/22/2014                    Occupied-UTD       Good               Yes                                                             05/21/2014                 Ongoing dialogue with borrower                        Third party called to inquire about loan status.  No contact since.
87210740 07/01/2014  08/26/2014                    Owner Occupied     Good               Yes                                                             08/26/2014                 Ongoing dialogue with borrower                        Provided the borrower with the current outstanding balance of $977.93. Borrower advised that they will do a XXX payment on or before 08/29/2014 for the amount owed.
23886921 07/01/2014  08/26/2014                    Occupied-UTD       Good               Yes                                                             05/16/2014                 Ongoing dialogue with borrower                        Borrower was advised of balance due. Borrower made payment.
64367613 07/01/2014  08/22/2014                    Owner Occupied     Good               Yes                                                             08/08/2014                 Ongoing dialogue with borrower                        Servicer advised borrower total amount due. Advised loan is due for 08/01/2014, borrower wanted to also find out what the status of her escrow analysis was, servicer advised was mailed out.
54214137 07/01/2014  08/26/2014                    Owner Occupied     Good               Yes                                                             06/07/2014                 Ongoing dialogue with borrower                        Borrower called in for payment inquiry and was provided with the current outstanding balance of $1,151.44. Borrower did not have any other questions on the outstanding balance.
59953564 08/31/2014  08/26/2014                    Owner Occupied     Average            Yes                                                             02/04/2014                 Ongoing dialogue with borrower                        2/4/1/4 notes:  Servicer called borrower - verified receipt of payment.  Recent payments discussed, informed borrower loan is reinstated and when next payment is due.
                                                                                                                                                                                                                                          As per comments on: 3/26/14, Phone Call In; Customer Contact; Talked to XXX and verified full name.
                                                                                                                                                                                                                                          Caller made payment by XXX. Payment information: Intended for: (04/01/2014) Payment XXX Amount: $4234.49, Payment Date: 03/26/2014, Processing fee 0.00, Promise Date: 03/26/2014, Follow-up Date: 03/28/2014, Confirmation Number: XXX
                                                                                                                                                                                                                                          Email Addr Added via Script; Email update. Customer updated email to: XXX.
                                                                                                                                                                                                                                          Requested correspondence via email; Email update. Customer wants to receive all information by email when available.
                                                                                                                                                                                                                                          ACH Questions; ACH Overview provided. Mortgage type doesn't allow ACH OR loan is already paid off, so account is not eligible for ACH drafts.
                                                                                                                                                                                                                                          RESEARCH INTERVENTION REQUEST SUBMITTED. Borrower Issue/Request (Required)
                                                                                                                                                                                                                                          AGENT COMMENTS (Provide additional detail if necessary)   Details:  Phone Call In; Research Intervention Reqsuest Submitted; Research Request Type: Payment ; Comments: borrower wants to know why is not able to set up the ACH on his account.; Phone number or, Contact borrower at  . Otherwise, contact borrower at email to XXX.
71917853 07/01/2014  06/02/2014                    Owner Occupied     Good               Yes                                                             03/26/2014                 Ongoing dialogue with borrower                        Call Ended.
67838891 07/01/2014  08/26/2014                    Owner Occupied     Good               Incomplete                  Missing 8/2012, 7/2012 and 6/2012.  12/19/2012                 Contact attempts - however unable to contact borrower 12/19/12 Notes:  Phone call inbound from borrower - customer provided update to their future payment.
88754743 07/01/2014  08/25/2014                    Occupied-UTD       Fair               Yes                                                             12/14/2013                 Contact attempts - however unable to contact borrower Borrower called inquiring about payment, the current outstanding balance was advised and payment was made.
24959880 07/01/2014  08/23/2014                    Owner Occupied     Good               Yes                                                             04/21/2014                 Ongoing dialogue with borrower                        Borrower called in regarding verification of receipt of payment; caller inquired about last payment received by Ocwen. Lender advised caller that the last payment received was on 04/10/2014 in the amount of $365.63. Lender informed customer their next payment is due on 05/01/2014. Lender asked caller if they had any additional questions or concerns about the payment, caller responded: No other issues. Per comments borrower's bank account was frozen; Lender sent 30 day demand and foreclosure to the attorney.  Per pay history  account is current. Unable to determine if Lender pulled back referral.
23972569 07/01/2014  08/22/2014                    Owner Occupied     Fair               Yes                                                             08/16/2014                 Ongoing dialogue with borrower                        Borrower advised that she will be making a payment on 08/29/2014 and is falling short on money to pay this month. Advised the borrower that the account will be assessed with a late fee and borrower understood.
69717029 07/01/2014  08/23/2014                    Occupied-UTD       Fair               Yes                                                             08/10/2014                 Ongoing dialogue with borrower                        Borrower made a pay by phone payment through the IVR.
22171958 08/31/2014  08/22/2014                    Occupied-UTD       Good               Yes                                                             08/15/2014                 Not attempting to contact the borrower                Servicer confirmed with borrower that account is setup for ACH withdrawals. Borrower had a concern regarding credit reporting and was advised to contact BOA with any reporting concerns.
43369094 04/30/2015  02/02/2015                    Owner Occupied     UTD                Yes                                                             06/28/2014                 Ongoing dialogue with borrower                        Borrower advised servicer of new HOI insurance company with servicer.  Discussed Loan Modification and process with the borrower.
90412679 04/30/2015  01/15/2015                    UTD                UTD                Yes                                                             03/11/2014                 Not attempting to contact the borrower                Authorized Third Party stated that payment had been mailed.
76073452 04/30/2015  01/15/2015                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
15232236 03/03/2014  02/20/2014                    UTD                UTD                Yes                                                             02/06/2014                 Contact attempts - however unable to contact borrower The borrower made a promise to pay over the phone
55805631 03/03/2014  02/24/2014                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower
 8270597 03/03/2014  02/15/2014                    UTD                UTD                Yes                                                                                        Not attempting to contact the borrower

LoanID   No Borrower Contact Evident Primary Exit Strategy Loss Mitigation Activity - Forbearance Loss Mitigation Activity - Short Sale Loss Mitigation Activity - Deed in Lieu Loss Mitigation Activity - HAMP Foreclosure in File Bankruptcy in File Active SCRA Evidence of Litigation Fraud Indicated Deceased Borrower(s) Property Damaged Property Listed Property Under Contract Eviction Requested Title Issue Programs/Options Discussed With Borrower Program/Option
 4197434 Yes                                               Yes                                    No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
27098807 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
 7854972 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
98145270 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
73072004 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      HAMP Mod
47900090 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
74174057 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
63478876 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
46296520 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
78196709 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
 9705979 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Forbearance/Workout
81747810 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
68388126 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
66344918 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
50471335 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
44181119 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
30865988 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          UTD
47816395 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
85681584 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
78369213 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
80187687 No                                                No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No          No
39902265 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
92388309 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
48099166 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
68829302 No                          Modification          No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
 1093646 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other
40213617 No                                                Yes                                    No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
26095218 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
57533209 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
56099367 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
 6669297 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
13990297 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
76789264 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
12860802 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
88990675 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
93096759 No                          Modification          No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   Yes              No              No                      No                 No          No
40832047 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   Yes              No              No                      No                 No          No
51281598 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
20331083 Yes                                               No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No
23591228 Yes                                               No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No
54495682 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other
93215895 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
 3108016 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          UTD
22859391 No                                                No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No          No
 1458182 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
96629949 No                          Modification          No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
 9403751 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
50933408 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
32882707 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
 5709115 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
81367000 No                          Foreclosure - REO     No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
83428361 No                          Reinstatement         No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
94564853 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
56816361 No                          Modification          No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
32595737 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
 5029215 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
57660841 No                          Modification          No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
 1135017 No                                                No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No          No
60387115 No                          Foreclosure - REO     No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
15067716 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
14990390 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      HAMP Mod
30625805 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
 2982200 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
47479342 No                          Reinstatement         No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No          No
84041414 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
56416431 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
77976322 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
95679643 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
29671478 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   Yes              No              No                      No                 No          No
83564069 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Forbearance/Workout
38875908 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
68763337 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
48954781 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
62028394 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
34440060 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other
14041066 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
87210740 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
23886921 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
64367613 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
54214137 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      HAMP Mod
59953564 No                                                Yes                                    No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
71917853 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
67838891 No                          Foreclosure - REO     Yes                                    No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
88754743 No                                                No                                     No                                    No                                      Yes                             No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
24959880 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          Yes                                      Other Modification
23972569 No                                                No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No          No
69717029 No                                                No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No          No
22171958 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
43369094 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
90412679 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
76073452 Yes                                               No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No
15232236 No                                                No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No          No
55805631 Yes                         Modification          No                                     No                                    No                                      No                              No                  Yes                No          No                     No              No                   No               No              No                      No                 No
 8270597 Yes                         Modification          No                                     No                                    No                                      No                              No                  No                 No          No                     No              No                   No               No              No                      No                 No

LoanID   Most Recent Date Options Discussed Borrower Reject Options Borrower's Intention Modification Mod Date   Mod Comments
 4197434                                                                                 Yes                     Unable to determine full terms of modification based on the comments provided.
27098807                                                                                 Yes          5/XX/2013  Modification terns not indicated in comments.
 7854972                                                            Retention            Yes          1/XX/2015  Limited modification details provided.
98145270                                                            Retention            No
73072004 10/06/2014                         No                      Retention            Yes          11/XX/2014
47900090                                                                                 No
74174057                                                            Retention            No
63478876                                                                                 No
46296520                                                            Retention            Yes                     Comments dated 03/21/2013 reflect a recorded modification was received from XXX County.
78196709                                                                                 Yes
 9705979 05/18/2014                                                 Retention            No
81747810                                                                                 Yes
68388126                                                            Retention            No
66344918                                                            Retention            No
50471335                                                            Retention            No
44181119 07/29/2014                         No                      Retention            No
30865988 02/16/2015                                                 Retention            No
47816395                                                            Retention            No
85681584                                                            Retention            No
78369213                                                                                 No
80187687                                                            Retention            No
39902265                                                            Retention            No
92388309                                                            Retention            Yes          6/XX/2013
48099166                                                            Retention            No
68829302                                                            Retention            No
 1093646 01/28/2014                         UTD                     Retention            No
40213617 08/24/2013                         No                      Retention            Yes          8/XX/2013
26095218                                                                                 Yes                     Limited modification details provided.
57533209                                                                                 Yes                     no additional information available
56099367                                                            Retention            No
 6669297                                                            Retention            No
13990297                                                                                 No
76789264                                                            Retention            No
12860802                                                                                 Yes
88990675                                                                                 No
93096759                                                            Retention            Yes          7/XX/2013
40832047                                                            Retention            No
51281598 09/24/2013                                                 Retention            Yes          10/XX/2013 Details of modification not provided, comments on 11/13/2013 reflect loan modification complete effective 10/XX/2013. RFD prior to modification was unemployment.
20331083                                                                                 No
23591228                                                                                 No
54495682 07/11/2014                                                 Retention            No
93215895                                                                                 No
 3108016                                                            Retention            No
22859391                                                            Retention            No
 1458182                                                            Retention            No
96629949                                                            Retention            No
 9403751                                                            Retention            No
50933408                                                            Retention            No
32882707 08/12/2014                         No                      Retention            Yes
 5709115 05/09/2014                                                 Retention            No
81367000                                                            Retention            No
83428361                                                            Retention            No
94564853 04/03/2014                         No                      Retention            Yes          10/XX/2013
56816361 11/26/2013                                                 Retention            Yes                     11/26/2013 borrower requested "another" mod. No details provided on completed mod.
32595737 09/16/2013                                                 Retention            No
 5029215                                                            Retention            No
57660841 10/07/2013                         No                      Retention            Yes          10/XX/2013
 1135017                                                            Retention            No
60387115 04/17/2013                                                 Retention            No
15067716 09/27/2013                                                 Retention            Yes                     Comments dated 09/27/2014 indicate borrower has had 2 modifications completed. Full details of the modifications were not identified in the loan comments.
14990390 08/24/2012                         No                      Retention            Yes                     HAMP data insufficient to complete tab.
30625805 12/09/2013                         No                      Retention            Yes          3/XX/2014
 2982200                                                            Retention            No
47479342                                                                                 No
84041414                                                                                 No
56416431 12/14/2012                                                 Retention            Yes          1/XX/2013  Modification completed 01/XX/2013 and effective 01/01/2013. This is a step rate fixed modification. No further details provided. Reason for modification due to reduced income. Fianc? moved out and was no longer contributing to the household income.
77976322 02/04/2014                         No                      Retention            Yes          2/XX/2014
95679643 07/06/2014                                                 Retention            No
29671478                                                            Retention            No
83564069 12/20/2012                         Yes                     Retention            No
38875908 07/03/2014                         No                      Retention            Yes          7/XX/2014
68763337 12/02/2012                         No                      Retention            Yes          11/XX/2012 No other mod details were provided
48954781 02/04/2012                         No                      Retention            Yes          11/XX/2012 Reinstatement amount reflected as $74,859.50.
62028394 12/08/2012                                                 Retention            Yes          11/XX/2012 Due date advanced from 06/01/2009 to next due 12/01/2012.
34440060 10/15/2013                         Yes                     Retention            Yes          12/XX/2012 The step interest rate is scheduled to increase to 3% effective 11/01/2017 and to cap at 3.39% effective 11/01/2018 .  The due date was advanced from 03/01/2009 to 01/01/2013.   There is no indication if the $54990 principal reduction booked at modification was principal forgiveness or a deferral.
14041066                                                            Retention            Yes          1/XX/2013  The due date was advanced from 03/01/2011 to 02/01/2013.
87210740                                                            Retention            Yes          1/XX/2013  01/23/2013: Modification Terms
23886921                                                            Retention            Yes          3/XX/2013
64367613 04/02/2013                                                 Retention            Yes          4/XX/2013
54214137 04/24/2013                         No                      Retention            Yes          3/XX/2013  Total Payoff Amount after Stips: $ 556,604.72
59953564                                                            Retention            Yes          5/XX/2013  No other modification details were provided
71917853 12/31/2013                                                 Retention            Yes          3/XX/2014  Loan has modified.
67838891                                                            Retention            Yes          12/XX/2012 Notes indicate HAMP modification.
88754743                                                                                 Yes          5/XX/2013  Noted on 05/02/2013 foreclosure attorney advised to close and bill due to modification agreement.
24959880 05/01/2013                         No                      Retention            Yes          6/XX/2013  Due date advanced from 07/01/2011 to next due 08/01/2013.
23972569                                                            Retention            Yes          4/XX/2013
69717029                                                            Retention            Yes          4/XX/2013
22171958 03/07/2013                                                 Retention            Yes          4/XX/2013  New P&I $316.09. This is a Step/Fixed rate loan modification with fixed interest for the first 5 years. Due date was advanced from 10/01/2008 to next due 04/01/2013.
43369094 06/28/2014                                                                      No
90412679                                                            Retention            Yes
76073452                                                                                 Yes                     1/15/15 - "Loan modified- non government plan".
15232236                                                            UTD                  No
55805631                                                                                 No
 8270597                                                                                 No

LoanID   Forbearance Status Forbearance Type Forbearance Start Date Forbearance End Date Forbearance Comments                                                                        HAMP Solicited HAMP - Financials Received? Number of Bankruptcies Filed Current Bankruptcy Status Bankruptcy Chapter Bankruptcy Case Number Bankruptcy Filing Date Bankruptcy Attorney Bankruptcy Discharged Date Bankruptcy Pre-Petition Payment Due Date Bankruptcy Post-Petition Due Date Bankruptcy Proof of Claim Filed? Bankruptcy Motion for Relief Filed?
 4197434 Completed          Formal (Written) 02/01/2013             04/01/2013
27098807
 7854972
98145270
73072004
47900090
74174057
63478876
46296520
78196709
 9705979
81747810
68388126
66344918
50471335
44181119
30865988
47816395
85681584
78369213
80187687                                                                                                                                                                                                                        1                            Discharged                Chapter 7          XXX                    5/XX/2012                                  9/XX/2012                                                                                             UTD                              UTD
39902265
92388309
48099166
68829302
 1093646
40213617 Completed          Formal (Written) 06/01/2013             08/01/2013
26095218
57533209
56099367
 6669297
13990297
76789264
12860802
88990675
93096759
40832047
51281598
20331083                                                                                                                                                                                                                        1                            Performing Under Plan     Chapter 7          XXX                                                               5/XX/2012                                                                                             UTD                              No
23591228                                                                                                                                                                                                                        1                            Performing Under Plan                                                                                                                                                                                                UTD                              UTD
54495682
93215895
 3108016
22859391                                                                                                                                                                                                                        1                            Discharged                Chapter 7                                 1/XX/2013                                  7/XX/2013                                                                                             UTD                              No
 1458182
96629949
 9403751
50933408
32882707
 5709115
81367000
83428361
94564853
56816361                                                                                                                                                                                                                        1                            UTD                       UTD                UTD                                           UTD                                                                                                                       UTD                              UTD
32595737
 5029215
57660841
 1135017                                                                                                                                                                                                                        1                            UTD                       UTD                UTD                                           UTD                                                                                                                       UTD                              UTD
60387115
15067716
14990390
30625805
 2982200
47479342                                                                                                                                                                                                                        1                            UTD                       UTD                                                              Not provided                                                                                                              UTD                              UTD
84041414
56416431
77976322
95679643
29671478
83564069
38875908
68763337
48954781
62028394
34440060
14041066
87210740
23886921
64367613
54214137
59953564 Completed                           12/01/2012             03/01/2013           Forbearance/modification trial payment plan completed successfully - moved to modification.
71917853
67838891 Completed                           01/01/2013             03/01/2013           Forbearance/modification trial payment period completed successfully.
88754743                                                                                                                                                                             Yes            Yes
24959880
23972569                                                                                                                                                                                                                        1                            Discharged                UTD                XXX                                           Unknown             5/XX/2012                                                                                             UTD                              UTD
69717029                                                                                                                                                                                                                        1                            Discharged                UTD                XXX                    1/XX/1900              UTD                 12/XX/2011                 01/02/1900                               01/02/1900                        UTD                              UTD
22171958
43369094
90412679
76073452
15232236
55805631                                                                                                                                                                                                                                                     UTD                       Chapter 13                                                                                                                                                                                 UTD                              UTD
 8270597

LoanID   Bankruptcy Evidence of Reaffirmation? Bankruptcy Comments                                                                       Insurance Claim Filed? Claim Case Number Claim Company Damage Claim Amount Received Property Damage Date Damage Noted
 4197434
27098807
 7854972
98145270
73072004
47900090
74174057
63478876
46296520
78196709
 9705979
81747810
68388126
66344918
50471335
44181119
30865988
47816395
85681584
78369213
80187687 No                                    Comments on 12/30/2014 indicate that the account is non-reaffirmed.
39902265
92388309
48099166
68829302
 1093646
40213617
26095218
57533209
56099367
 6669297
13990297
76789264
12860802
88990675
93096759                                                                                                                                                                                                                                          Claim check for wind damage on 6/1/2014.
40832047                                                                                                                                 Yes                    UTD               XXX           $23,483.85                   09/01/2013           Inspection done on 05/01/2014 shows repairs are 100% completed. Note 04/09/2014 shows a fire occurred on 09/01/2013. Draw check was sent to borrower on 12/17/2013 in the amount of $7,827.95.
51281598
20331083 No
23591228 No
54495682
93215895
 3108016
22859391 UTD                                   Full details of bankruptcy not provided.
 1458182
96629949
 9403751
50933408
32882707
 5709115
81367000
83428361
94564853
56816361 No                                    Comments indicate that borrower filed bankruptcy and has not reaffirmed the loan.
32595737
 5029215
57660841
 1135017 UTD
60387115
15067716
14990390
30625805
 2982200
47479342 UTD                                   There is only a reference to a past bankruptcy; but no information about it was provided.
84041414
56416431
77976322
95679643
29671478                                                                                                                                 Yes                    XXX               XXX           $57,408.03                   02/22/2014           Vehicle collision
83564069
38875908
68763337
48954781
62028394
34440060
14041066
87210740
23886921
64367613
54214137
59953564
71917853
67838891
88754743
24959880
23972569 UTD
69717029 No
22171958
43369094
90412679
76073452
15232236
55805631 No
 8270597

LoanID   Damage Estimate Damage Type Contractor Bid Accepted Repair Status Environmental Issues? Environmental Issues Description FEMA Disaster Area? Property Inhabitable? Reason for Delinquency Last Payment Received Date Willingness to Repay Ability to Repay             Delinquency Prognosis Likelihood of Loan Reperforming Likelihood of Future Delinquency
 4197434                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
27098807                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
 7854972                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
98145270                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
73072004                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
47900090                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
74174057                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
63478876                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
46296520                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
78196709                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
 9705979                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
81747810                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
68388126                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
66344918                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
50471335                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
44181119                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
30865988                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
47816395                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
85681584                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
78369213                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
80187687                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
39902265                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
92388309                                                                                                                                                                    N/A                    04/01/2014                 Good                 Good                         N/A                                                   Weak
48099166                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
68829302                                                                                                                                                                    UTD                                               Fair                 Fair                         Temporary             Fair                            Moderate
 1093646                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
40213617                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
26095218                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
57533209                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
56099367                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
 6669297                                                                                                                                                                    N/A                                                                                                 N/A                                                   Moderate
13990297                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
76789264                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
12860802                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
88990675                                                                                                                                                                    N/A                                                                                                 N/A                                                   Strong
93096759                 Wind                                Not Started   No                                                     Yes                                       Excessive Obligations                             Fair                 Fair                         UTD                   Fair                            Moderate
40832047 $23,483.85      Fire        UTD                     Complete      No                    n/a                              No                  No                    N/A                                                                                                 N/A                                                   Weak
51281598                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
20331083                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
23591228                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
54495682                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
93215895                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
 3108016                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
22859391                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
 1458182                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
96629949                                                                                                                                                                    Excessive Obligations                             Fair                 Fair                         Permanent             Fair                            Moderate
 9403751                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
50933408                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
32882707                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
 5709115                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
81367000                                                                                                                                                                    Excessive Obligations                             Poor                 Poor - Intervention Required Permanent             Poor                            Moderate
83428361                                                                                                                                                                    Excessive Obligations                             Fair                 Fair                         Temporary             Fair                            Moderate
94564853                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
56816361                                                                                                                                                                    Excessive Obligations                             Good                 UTD                          Temporary             Good                            Moderate
32595737                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
 5029215                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
57660841                                                                                                                                                                    Illness - Mortgagor                               Good                 Good                         Temporary             Good                            Moderate
 1135017                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
60387115                                                                                                                                                                    Other                                             Fair                 Fair                         Temporary             Fair                            Moderate
15067716                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
14990390                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
30625805                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
 2982200                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
47479342                                                                                                                                                                    Payment Disputes                                  Fair                 UTD                          Temporary             Fair                            Moderate
84041414                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
56416431                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
77976322                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
95679643                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
29671478                 Structural                          Complete                                                                                                       N/A                                                                                                 N/A                                                   Weak
83564069                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
38875908                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
68763337                                                                                                                                                                    N/A                    08/05/2014                                                                   N/A                                                   Weak
48954781                                                                                                                                                                    N/A                    08/15/2014                                                                   N/A                                                   Weak
62028394                                                                                                                                                                    N/A                    08/01/2014                                                                   N/A                                                   Weak
34440060                                                                                                                                                                    N/A                    07/17/2014                                                                   N/A                                                   Weak
14041066                                                                                                                                                                    N/A                    08/11/2014                                                                   N/A                                                   Weak
87210740                                                                                                                                                                    N/A                    07/28/2014                 Good                 Good                         N/A                                                   Weak
23886921                                                                                                                                                                    N/A                    08/21/2014                 Good                 Good                         N/A                                                   Weak
64367613                                                                                                                                                                    N/A                    07/14/2014                                                                   N/A                                                   Weak
54214137                                                                                                                                                                    N/A                    08/18/2014                 Good                 Good                         N/A                                                   Weak
59953564                                                                                                                                                                    N/A                    08/15/2014                 Good                 Good                         N/A                                                   Weak
71917853                                                                                                                                                                    N/A                    08/01/2014                                                                   N/A                                                   Weak
67838891                                                                                                                                                                    UTD                    08/22/2014                 Fair                 Fair                         UTD                   Fair                            Moderate
88754743                                                                                                                                                                    N/A                    08/13/2014                                                                   N/A                                                   Weak
24959880                                                                                                                                                                    N/A                    08/05/2014                                                                   N/A                                                   Weak
23972569                                                                                                                                                                    N/A                    07/18/2014                                                                   N/A                                                   Weak
69717029                                                                                                                                                                    N/A                    08/11/2014                 Good                 Good                         N/A                                                   Weak
22171958                                                                                                                                                                    N/A                    08/15/2014                 Good                 Good                         N/A                                                   Weak
43369094                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
90412679                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
76073452                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
15232236                                                                                                                                                                    N/A                                                                                                 N/A                                                   Weak
55805631                                                                                                                                                                    UTD                                               Poor                 Poor - Intervention Required UTD                   Poor                            Strong
 8270597                                                                                                                                                                    UTD                                               Poor                 Poor - Intervention Required UTD                   Poor                            Moderate

LoanID   Auto Comments
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Unable to determine full terms of modification based on the comments provided.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 4197434 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 05/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification terns not indicated in comments.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
27098807 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2015.  Borrower had questions regarding the 1099C form received in the mail. Servicer advised to refer to section 3 (D) of their modification documents for an explanation of the write-offs they received for 2012, 2013, and 2014.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 01/XX/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Limited modification details provided.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 7854972 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2014.  The customer was informed of the Escrow surplus and declined consent for the borrower's primary cell.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
98145270 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2015.  The borrower called to make a promise to pay $363.80 on 4/10/2015.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 11/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
73072004 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
47900090 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  Borrower wanted mailing address to overnight a payment on the account.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
74174057 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
63478876 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2015.  Borrower called in to make phone payment.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments dated 03/21/2013 reflect a recorded modification was received from XXX County.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
46296520 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
78196709 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2015.  Borrower called in to follow up on Loss draft check.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 9705979 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
81747810 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  The borrower promised to make a payment on 10/30/2015.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
68388126 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  Third party called to inquire about fees and how they could be paid.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
66344918 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2015.  The borrower made a promise to pay $237.1 on 3/15/2015 and $237.01 on 3/31/2015.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
50471335 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2015.  The borrower advised he will make a payment via the web on 5/29/2015 for $895.25 and declined mortgage assistance.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
44181119 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2015.  Spoke to authorized 3rd party and read ach disclaimer, borrower not interested. Curtailment of income.. Plan was kept on 02/17/2015 per notes
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
30865988 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2015.  The borrower advised the agent on their reason for default and agreed to a fast payment.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
47816395 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2015.  Borrower called to made a pay by phone.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
85681584 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
78369213 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2014.  Borrower called to add XXX from XXX as an authorized third party.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  Comments on 12/30/2014 indicate that the account is non-reaffirmed.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
80187687 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2014.  Mortgagor phoned in to discuss their receipt of an interest rate change notice.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
39902265 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 06/01/2014.  The last payment was received on 04/01/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2013.  Borrower called to change automatic payment information. Borrower stated 04/16/013 that other borrower should not be on this loan, servicer advised that other borrower did sign note, so is on loan. Borrower was also told the same thing about the secondary borrower on 11/15/2012.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 06/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is 3.5%.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
92388309 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
48099166 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2015.  Borrower promised to pay.
         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
68829302 EXIT STRATEGY: The recommended exit strategy is Modification.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2014.  Inbound call from primary borrower. Workout in progress per notes.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 1093646 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2013.  spoke to borrowers to congratulate for completing modification.   Advised can make payments online
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 08/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
40213617 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Limited modification details provided.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
26095218 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2014.  Borrower wanted to make a payment
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  no additional information available
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
57533209 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2014.  The borrower called on 10/09/2014 to discuss making a payment and bringing the account current. The borrower stated the property was in good condition, intended to retain the property and also occupied the residence.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
56099367 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.  The borrower called to initiate a promise to pay.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 6669297 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
13990297 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2015.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
76789264 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
12860802 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
88990675 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Delinquent.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2014.  The customer made a payment for $1,200.00
         REASON FOR DEFAULT: The reason for default is excessive obligations.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 07/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim check for wind damage on 6/1/2014.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
93096759 EXIT STRATEGY: The recommended exit strategy is Modification.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2014.  Advised borrower of paid amount and late fees. Borrower advised reason for delinquency was for excessive obligations.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Inspection done on 05/01/2014 shows repairs are 100% completed. Note 04/09/2014 shows a fire occurred on 09/01/2013. Draw check was sent to borrower on 12/17/2013 in the amount of $7,827.95.  The damage repair amount is estimated at $23,483.85.  Property repair is complete.  The property condition is unknown.  The current occupancy status is owner occupied.
40832047 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2014.  Borrower called made a promise to pay online in amount of 848.16.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 10/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of modification not provided, comments on 11/13/2013 reflect loan modification complete effective 10/01/2013. RFD prior to modification was unemployment.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
51281598 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankrutpcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
20331083 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
23591228 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2014.  Borrower called regarding status of escrow. Borrower was advised the shortage is from the insurance and taxes going up. Discussed loss mitigation options with borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
54495682 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
93215895 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2014.  The customer stated she would try to make a payment on the 11th or the 18th and would pay the late fee.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
 3108016 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2014.  Borrower made a payment in amount of $500.30 by phone and was provided with confirmation number.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankrutpcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  Full details of bankruptcy not provided.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
22859391 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2014.  The borrower contacted the servicer on 04/18/2014 regarding a letter he received stating that he owes $1,000.00.  The servicer advised the borrower that the fees could have been from a modification and to contact the loss mitigation department.  The borrower notified the servicer on 04/21/2014 that his spouse has begun working again and will get the account up to date with a payment on 04/30/2014.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
 1458182 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2014.  Borrower stated the reason she will not make a payment is because she does not have a coupon book. Servicer advised that is because she is on statements. Borrower advised never authorized to be in coupons. Servicer advised borrower to make a payment at the local branch to bring current and tried to talk to someone in customer service about this but no answer.  Servicer advised borrower will try back again and call her back with any updated information . Borrower advised ok to call cell phone.
         REASON FOR DEFAULT: The reason for default is excessive obligations.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
96629949 EXIT STRATEGY: The recommended exit strategy is Modification.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2014.  Borrower made a pay buy phone payment.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
 9403751 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2014.  Last contact with borrower they stated excessive obligations. Borrower was going to make a payment but did not have checking information. Borrower stated willl call back. No previous discussion of any account options presented to the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
50933408 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2014.  The customer was advised that the modification package was received and is currently under review.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan is currently under review for modification however has not yet been approved.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
32882707 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2014.  Servicer confirmed with borrower that hardship is over and can make payments going forward.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
 5709115 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2014.  Borrower stated they only had one income supporting the household as her husband is disabled. She said she will make another payment at t he end of the month.
         REASON FOR DEFAULT: The reason for default is excessive obligations.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
81367000 EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2014.  Borrower made a pay by phone payment in amount of 1568.42 for 10/012013-12/01/2013.
         REASON FOR DEFAULT: The reason for default is excessive obligations.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
83428361 EXIT STRATEGY: The recommended exit strategy is Reinstatement.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2014.  A credit reporting dispute was made form the customer. The reason for default is due to curtailment of income and the customer was informed that no decision has been made on the modification.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION:
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
94564853 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2014.  Borrower called to request coupons. Borrower advised loan needs to be reaffirmed.
         REASON FOR DEFAULT: The reason for default is excessive obligations.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is not available in the information provided.  Comments indicate that borrower filed bankruptcy and has not reaffirmed the loan.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  11/26/2013 borrower requested "another" mod. No details provided on completed mod.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
56816361 EXIT STRATEGY: The recommended exit strategy is Modification.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2014.  Borrower requested late fees to be removed from account, borrower stated RFD was excessive obligations. Servicer advised they could not remove the late fees.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
32595737 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2014.  The customer made a payment and was advised of the next due date.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
 5029215 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Loss Mitigation.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2013.  Borrower was called and advised of documents needed to be executed.
         REASON FOR DEFAULT: The reason for default is illness - mortgagor.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 10/XX/2013.  The modified principal balance is $85,941.62.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
57660841 EXIT STRATEGY: The recommended exit strategy is Modification.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2014.  Borrower inquired about coupon book advised borrower due to bankruptcy would need to request coupon book
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is not available in the information provided.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is non-owner occupied.
 1135017 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2014.  Borrower called to make a payment and promised to pay more at a later date.  Reason for default was needed to repair balcony.  The borrower discussed the possibility of a refinance with the servicer on 4/17/2013.  No additional information available.
         REASON FOR DEFAULT: The reason for default is other.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
60387115 EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2014.  During the last contac the borrower requested to speak to someone in the REO department regarding a business he is interested in. Borrower was then transferred to customer service and borrower disconnected call before the transfer was completed.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments dated 09/27/2014 indicate borrower has had 2 modifications completed. Full details of the modifications were not identified in the loan comments.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
15067716 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2013.  borrower called in to state to lender that she will make a call to the insurance company to cancel and lender stated for borrower to fax in cancellation letter once received.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  HAMP data insufficient to complete tab.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
14990390 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2014.  The borrower informed the servicer on 01/03/2013 that she spoke with someone regarding the deferral option.  The borrower contacted the servicer on 12/09/2013 to request a loss mitigation package.  The servicer informed the borrower that she was approved for a loan modification.  The borrower informed the borrower that she send the notarized documents with certified funds to the servicer.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 03/XX/2014.  The modified principal balance is $200,409.46.  The modification interest rate is 4.375%.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
30625805 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2014.  Borrower said he will make his payment at the local branch.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is occupied-unable to determine.
 2982200 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2014.  The borrower called in to make a payment.  The call was transferred from the bankruptcy department and the collector was told not to ask any questions due to the bankruptcy. There is no other reference to a past bankruptcy in file; however, the borrower was sent a bankruptcy deed in lieu solicitation. The borrower was upset about the late fees.  The borrower had been told on 03/25/2014 that an overage in a reco account would be applied to payments then due, instead the servicer applied it to outstanding fees and the borrower became delinquent.   The borrower was not contacted due to past bankruptcy status. The loan had previously been in foreclosure and was reinstated on 03/11/2014 after funds were received on 02/27/2014.  Taxes are paid through escrow.
         REASON FOR DEFAULT: The reason for default is payment disputes.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There is only a reference to a past bankruptcy; but no information about it was provided.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is UTD.
47479342 EXIT STRATEGY: The recommended exit strategy is Reinstatement.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
84041414 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2014.  Borrower stated she will make the August and September payment and the remainder of fees by the end of the month.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 01/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification completed 01/XX/2013 and effective 01/01/2013. This is a step rate fixed modification. No further details provided. Reason for modification due to reduced income. Fianc? moved out and was no longer contributing to the household income.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
56416431 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2014.  Lender spoke with the Borrower.  The Mrs. stated that they will not have the full post modification payment until Friday when Mr. gets paid.  Mrs. stated that she would be able to mail the modification and post modification payment out on 02/07/2014. Mrs. advised she will call to notify the lender when the documents and payment have been mailed out. Reason for default  excessive obligation and curtailment of income. The Mrs. have medical problems and they now have medical expenses to pay for.  Mr. work hours has been reduced.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 02/XX/2014.  The modified principal balance is $167,016.01.  The modification interest rate is 3.25%.  The maturity date of the loan was extended to 02/01/2054.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is owner occupied.
77976322 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2014.  Last contact with borrower he stated property is rented out and the tenant just lost their job Borrower set up payment for 08/11/2014. Prior noted only indicate borrower talked to loss mitigation and they sent borrower paperwork.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is tenant occupied.
95679643 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2014.  Apologized to borrower and confirmed the final draw issued to borrower was for less than amount remaining. Advised borrower would be requesting funds for the remaining balance.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Vehicle collision  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
29671478 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2013.  Borrower was advised of repay plan.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is tenant occupied.
83564069 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2014.  informed borrower about MOD agreement
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is unknown.  The current occupancy status is occupied-unable to determine.
38875908 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/05/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2013.  Phone Call In; OP CMSI Recently Offered; Offered customer the Optional Product of CMSI marketing option, but they were not interested
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 11/XX/2012.  The modified principal balance is $329,035.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 11/01/2052.  No other mod details were provided
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
68763337 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 08/15/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2014.  Authorized third party, XXX, was provided with the current outstanding balance of $1,173.34. Person made a payment in the amount of $586.67. Customer made no arrangements for the remaining $586.67 due on the account.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 11/XX/2012.  The modified principal balance is $159,700.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 11/01/2052.  Reinstatement amount reflected as $74,859.50.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
48954781 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/01/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2014.  Borrower called in regarding flood insurance policy and was advised that the document received was not in a required flood zone. Servicer advised would do a follow up and would give a call back in 3 business days.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 11/XX/2012.  The modified principal balance is $118,600.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 11/01/2052.  Due date advanced from 06/01/2009 to next due 12/01/2012.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-unable to determine.
62028394 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 07/17/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2014.  Borrower stated she sent in the 06/01/2014 payment. The servicer called the borrower about a late payment and the borrower made a promise to pay and kept it.  The loan was in foreclosure and under review for short sale when it was transferred to the current servicer.  A contingency modification offer was sent on 08/16/2012; the short sale review was closed 09/05/2012 for the borrower's failure to provide documents.
         The borrower made the 3 trial payments and the modification received final approval on 11/19/2012.  The modification was booked on 12/XX/2012 and the foreclosure was canceled.  The borrower has been a slow pay but has made all but two payment before the end of the month since modification.  No reason for delinquency has been provided; the servicer has referred the borrower to the website for additional work out options but the borrower has not responded.  The reason for the borrower's slow payment has not been provided.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 12/XX/2012.  The modified principal balance is $553,010.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 12/01/2052.  The step interest rate is scheduled to increase to 3% effective 11/01/2017 and to cap at 3.39% effective 11/01/2018 .  The due date was advanced from 03/01/2009 to 01/01/2013.   There is no indication if the $54990 principal reduction booked at modification was principal forgiveness or a deferral.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
34440060 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/11/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2014.  Third party called to inquire about loan status.  No contact since.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 01/XX/2013.  The modified principal balance is $192,355.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 01/01/2053.  The due date was advanced from 03/01/2011 to 02/01/2013.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-unable to determine.
14041066 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 07/28/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2014.  Provided the borrower with the current outstanding balance of $977.93. Borrower advised that they will do a XXX payment on or before 08/29/2014 for the amount owed.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 01/XX/2013.  The modified principal balance is $189,550.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 01/01/1953.  01/23/2013: Modification Terms
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
87210740 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 08/21/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2014.  Borrower was advised of balance due. Borrower made payment.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 03/XX/2013.  The modified principal balance is $66,300.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 01/01/2053.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-unable to determine.
23886921 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 07/14/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2014.  Servicer advised borrower total amount due. Advised loan is due for 08/01/2014, borrower wanted to also find out what the status of her escrow analysis was, servicer advised was mailed out.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 04/XX/2013.  The modified principal balance is $104,047.65.  The modification interest rate is 2%.  The maturity date of the loan was extended to 03/01/2053.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
64367613 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/18/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2014.  Borrower called in for payment inquiry and was provided with the current outstanding balance of $1,151.44. Borrower did not have any other questions on the outstanding balance.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 03/XX/2013.  The modified principal balance is $149,704.72.  The modification interest rate is 2%.  The maturity date of the loan was extended to 08/01/2038.  Total Payoff Amount after Stips: $ 556,604.72
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
54214137 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/15/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2014.  2/4/1/4 notes:  Servicer called borrower - verified receipt of payment.  Recent payments discussed, informed borrower loan is reinstated and when next payment is due.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 05/XX/2013.  The modified principal balance is $370,600.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 03/01/2053.  No other modification details were provided
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
59953564 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/01/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2014.  As per comments on: 3/26/14, Phone Call In; Customer Contact; Talked to XXX and verified full name.
         Caller made payment by XXX. Payment information: Intended for: (04/01/2014) Payment XXX Amount: $4234.49, Payment Date: 03/26/2014, Processing fee 0.00, Promise Date: 03/26/2014, Follow-up Date: 03/28/2014, Confirmation Number: XXX
         Email Addr Added via Script; Email update. Customer updated email to: XXX.
         Requested correspondence via email; Email update. Customer wants to receive all information by email when available.
         ACH Questions; ACH Overview provided. Mortgage type doesn't allow ACH OR loan is already paid off, so account is not eligible for ACH drafts.
         RESEARCH INTERVENTION REQUEST SUBMITTED. Borrower Issue/Request (Required)
         AGENT COMMENTS (Provide additional detail if necessary)   Details:  Phone Call In; Research Intervention Reqsuest Submitted; Research Request Type: Payment ; Comments: borrower wants to know why is he not able to set up the ACH on his account.; Phone number or, Contact borrower at  . Otherwise, contact borrower at email to XXX.
         Call Ended.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 03/XX/2014.  The modified principal balance is $819,946.28.  The modification interest rate is 2%.  The maturity date of the loan was extended to 04/01/2038.  Loan has modified.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
71917853 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 08/22/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2012.  12/19/12 Notes:  Phone call inbound from borrower - customer provided update to their future payment.
         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 12/XX/2012.  The modified principal balance is $271,694.10.  The modification interest rate is 2%.  The maturity date of the loan was extended to 07/01/2038.  Notes indicate HAMP modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
67838891 EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/13/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2013.  Borrower called inquiring about payment, the current outstanding balance was advised and payment was made.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 05/XX/2013.  The modified principal balance is $227,240.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 12/01/2046.  Noted on 05/02/2013 foreclosure attorney advised to close and bill due to modification agreement.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-unable to determine.
88754743 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/05/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2014.  Borrower called in regarding verification of receipt of payment; caller inquired about last payment received by Ocwen. Lender advised caller that the last payment received was on 04/10/2014 in the amount of $365.63. Lender informed customer their next payment is due on 05/01/2014. Lender asked caller if they had any additional questions or concerns about the payment, caller responded: No other issues. Per comments borrower's bank account was frozen; Lender sent 30 day demand and foreclosure to the attorney.  Per pay history  account is current. Unable to determine if Lender pulled back referral.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 06/XX/2013.  The modified principal balance is $62,390.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 04/01/2053.  Due date advanced from 07/01/2011 to next due 08/01/2013.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
24959880 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 07/18/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2014.  Borrower advised that she will be making a payment on 08/29/2014 and she is falling short on her money to pay this month. Advised the borrower that the account will be assessed with a late fee and borrower understood.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankrutpcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
         MODIFICATION: The loan has been modified.  The modification date is 04/XX/2013.  The modified principal balance is $96,050.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 03/01/2053.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
23972569 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/11/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2014.  Borrower made a pay by phone payment through the IVR.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/1900.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankrutpcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
         MODIFICATION: The loan has been modified.  The modification date is 04/XX/2013.  The modified principal balance is $69,020.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 03/01/2053.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-unable to determine.
69717029 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/15/2014.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2014.  Servicer confirmed with borrower that account is setup for ACH withdrawals. Borrower had a concern regarding credit reporting and was advised to contact BOA with any reporting concerns.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is 04/XX/2013.  The modified principal balance is $104,380.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 04/01/2053.  New P&I $316.09. This is a Step/Fixed rate loan modification with fixed interest for the first 5 years. Due date was advanced from 10/01/2008 to next due 04/01/2013.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-unable to determine.
22171958 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2014.  Borrower advised servicer of new HOI insurance company with servicer.  Discussed Loan Modification and process with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
43369094 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2014.  Authorized Third Party stated that payment had been mailed.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
90412679 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  1/15/15 - "Loan modified- non government plan".
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
76073452 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Performing.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2014.  The borrower made a promise to pay over the phone
         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
15232236 EXIT STRATEGY:
         LOAN STATUS: The current loan status is Bankruptcy.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
55805631 EXIT STRATEGY: The recommended exit strategy is Modification.
         LOAN STATUS: The current loan status is Delinquent/In Collections.
         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
         BORROWER CONTACT: No evidence of recent contact with the borrower.
         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
         FORECLOSURE: No evidence of current foreclosure activity.
         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
         MODIFICATION: There is no evidence of current or prior modification.
         LITIGATION: There is no evidence of litigation on the file.
         TITLE ISSUES: There is no evidence of title issues.
         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 8270597 EXIT STRATEGY: The recommended exit strategy is Modification.

LoanID   Supplemental Comments
 4197434
27098807
 7854972
98145270
73072004
47900090
74174057
63478876
46296520
78196709
 9705979 Property was damaged due to hail storm; however the repairs were 100% completed as a property inspection concluded on 09/15/2015
81747810
68388126
66344918
50471335
44181119
30865988
47816395
85681584
78369213 Delinquent county property taxes for the tax years 2011-2014 were paid in the amount of $9,603.71 on 09/24/2014.
80187687
39902265
92388309 Loan has been performing since inception date of 04/10/2010. Loan was also modified 06/2013 and is has still been performing.
48099166 A water damage claim was settled in 06/2014 in the amount of $7060.12. There is no current damage noted.
68829302
 1093646
40213617
26095218
57533209
56099367
 6669297
13990297
76789264
12860802
88990675
93096759
40832047 Comment on 05/02/2014 shows inspection results done on 05/02/2014 where the repairs look to be 100% completed.
51281598
20331083 Limited notes, did not have 24 months of history
23591228
54495682
93215895
 3108016
22859391 No evidence of current or prior loan modification or loss mitigation discussions.
 1458182
96629949
 9403751 Comment header reflects loan is due for 08/01/2014.
50933408
32882707
 5709115 Comment header reflects loan is due for 08/01/2014. 05/20/2014 2 month deferral completed. Next due 07/01/2014. Indicates under modification  but in comments appears only a deferment.
81367000 Borrower has not inquired of Modifications or attempted bankruptcy but has been delinquent quite often.
83428361 Comment header reflects loan is due for 07/01/2014.
94564853
56816361
32595737 Noted 09/16/2013 modification was denied, due to positive cash flow - borrower has sufficient income for payment.
 5029215
57660841
 1135017
60387115
15067716
14990390
30625805
 2982200
47479342
84041414 Loan is currently performing. Missing comment history for the last 12 months. Previous discharged BK noted as of 6/13. UTD additional details due to incomplete comments in file.
56416431 Skip trace performed 07/29/2014. Borrower stated reason for prior delinquency due to son in law was unemployed but is back to work.
77976322
95679643
29671478
83564069
38875908
68763337
48954781
62028394 Foreclosure closed and billed 12/07/2012 due to completed loan modification.
34440060 Noted on 08/20/2014 loan is due for 08/01/2014.
14041066
87210740
23886921
64367613
54214137
59953564 Deal instructions - leave primary exit strategy blank:  However, cannot validate loan with field blank. Used Reinstatement as field filler.
71917853
67838891 Servicer has been unable to reach borrower to find out intentions, and a demand letter was sent on 08/25/2014. A payment was made on 08/22/2014 and loan is due for 08/01/2014.
88754743 Noted on 08/18/2014 a demand letter was sent.
24959880 Foreclosure:  Foreclosure was started on 01/12/2012; lender advised the attorney to close and bill due to loan modification on 06/XX/2013.
23972569
69717029 Foreclosure initiated 08/19/2011 and placed on hold. 03/XX/2013 Final loan modification approved. 04/15/2013 Attorney notified to stop the foreclosure and bill due to an approved loan modification. Pay history reflects loan is current with next payment due for 06/XX/2014.
22171958 Borrower has maintained payment since completion of loan modification. Prior foreclosure action was closed and billed 04/15/2013. Most recent property inspection dated 03/16/2013 reflects property is occupied and exterior in good condition.
43369094
90412679
76073452
15232236
55805631
 8270597

LoanID   Current Loan Status Performing Under              Next Due Date Loan Grade Category
 4197434 Performing          Performing under Modification               1
27098807 Performing          Performing under Modification               1
 7854972 Performing          Performing under Modification               1
98145270 Performing          Regular Payments                            1
73072004 Performing          Performing under Modification               1
47900090 Performing          Regular Payments                            1
74174057 Performing          Regular Payments                            1
63478876 Performing          Regular Payments                            1
46296520 Performing          Performing under Modification               1
78196709 Performing          Performing under Modification               1
 9705979 Performing          Regular Payments                            1
81747810 Performing          Performing under Modification               1
68388126 Performing          Regular Payments                            1
66344918 Performing          Regular Payments                            1
50471335 Performing          Regular Payments                            1
44181119 Performing          Regular Payments                            1
30865988 Performing          Regular Payments                            1
47816395 Performing          Regular Payments                            1          Perfomring
85681584 Performing          Regular Payments                            1
78369213 Performing          Regular Payments                            1
80187687 Performing          Regular Payments                            1
39902265 Performing          Regular Payments                            1
92388309 Performing                                        6/XX/2014     1
48099166 Performing          Regular Payments                            1
68829302 Delinquent                                                      2          Delinquent
 1093646 Performing          Regular Payments                            1
40213617 Performing          Performing under Modification               1
26095218 Performing          Performing under Modification               1
57533209 Performing          Performing under Modification               1
56099367 Performing          Regular Payments                            1
 6669297 Performing          Regular Payments                            1
13990297 Performing          Regular Payments                            1
76789264 Performing          Regular Payments                            1
12860802 Performing          Performing under Modification               1
88990675 Performing          Regular Payments                            1
93096759 Delinquent                                                      3          Property Damage
40832047 Performing          Regular Payments                            1
51281598 Performing          Performing under Modification               1
20331083 Performing                                                      1
23591228 Performing                                                      1
54495682 Performing          Regular Payments                            1
93215895 Performing          Regular Payments                            1
 3108016 Performing          Regular Payments                            1
22859391 Performing          Regular Payments                            1
 1458182 Performing          Regular Payments                            1
96629949 Delinquent                                                      2          Loan is delinquent and due for 07/01/2014. Borrower has indicated reason for delinquency due to excessive obligations. Servicing comments reflect multiple delinquencies.
 9403751 Performing          Regular Payments                            1
50933408 Performing          Regular Payments                            1          Perfomring
32882707 Performing          Regular Payments                            1          Perfomring
 5709115 Performing          Regular Payments                            1
81367000 Delinquent                                                      2          Loan is not performing. No modifications or bankruptcy has been done.
83428361 Delinquent                                                      2          Loan is currently 30 days delinquent.
94564853 Performing          Regular Payments                            1
56816361 Delinquent                                                      2          Loan is currently delinquent. 11/26/2013 Borrower was concerned about the increase in his payments. Borrower stated he could not afford the increase.
32595737 Performing          Regular Payments                            1
 5029215 Performing          Regular Payments                            1
57660841 Loss Mitigation                                                 2          Loan is currently delinquent with payment due for 08/01.
 1135017 Performing          Regular Payments                            1
60387115 Delinquent                                                      2          Delinquent
15067716 Performing          Performing under Modification               1
14990390 Performing          Performing under Modification               1
30625805 Performing          Regular Payments                            1
 2982200 Performing          Regular Payments                            1
47479342 Delinquent                                                      2          The loan is delinquent and due for 06/01/2014.
84041414 Performing          Regular Payments                            1
56416431 Performing          Regular Payments                            1          Perfomring
77976322 Performing          Performing under Modification               1          Perfomring
95679643 Performing          Regular Payments                            1          Perfomring
29671478 Performing          Regular Payments                            1
83564069 Performing          Regular Payments                            1
38875908 Performing          Regular Payments                            1
68763337 Performing          Performing under Modification 9/XX/2014     1
48954781 Performing          Performing under Modification 8/XX/2014     1
62028394 Performing          Performing under Modification 9/XX/2014     1
34440060 Performing          Performing under Modification 8/XX/2014     1
14041066 Performing          Performing under Modification 9/XX/2014     1          Perfomring
87210740 Performing          Performing under Modification 8/XX/2014     1
23886921 Performing          Performing under Modification 8/XX/2014     1
64367613 Performing          Performing under Modification 8/XX/2014     1
54214137 Performing          Performing under Modification 9/XX/2014     1
59953564 Performing          Performing under Modification 9/XX/2014     1
71917853 Performing          Performing under Modification 9/XX/2014     1
67838891 Delinquent                                        8/XX/2014     2          Delinquent
88754743 Performing          Performing under Modification 9/XX/2014     1
24959880 Performing          Performing under Modification 9/XX/2014     1
23972569 Performing          Regular Payments              8/XX/2014     1
69717029 Performing          Performing under Modification 9/XX/2014     1
22171958 Performing          Performing under Modification 9/XX/2014     1
43369094 Performing          Regular Payments                            1
90412679 Performing          Performing under Modification               1
76073452 Performing          Performing under Modification               1
15232236 Performing          Regular Payments                            1
55805631 Bankruptcy                                                      3          Bankruptcy
 8270597 Delinquent                                                      2          Delinquent

TPMT 2016-2 AMC SCHEDULE 5

POST PURCHASE PAY HISTORY REVIEW

LoanID   Data Cutoff Date Payment Day of Month Next Due Date Interest Paid Through Date Current P&I Current Escrow/Impound Pay History Unpaid Balance Pay History Interest Rate Escrow Balance Suspense Balance Pay History Summary (MBA) Delinquency During Lookback Pay History Scope Average Velocity: 3 Month Average Velocity: 6 Month Average Velocity: 9 Month Average Velocity: 12 Month 2016-04 - Principal 2016-04 - Interest 2016-04 - Escrows 2016-04 - Next Due Date 2016-03 - Principal 2016-03 - Interest 2016-03 - Escrows 2016-03 - Next Due Date
59869038 04/01/2016       1                    05/01/2015    04/01/2015                 $1,325.61   $410.29                $250,950.36                4.37500%                  $0.00          $0.00            000000000000              0                           12                100.00%                   100.00%                   100.00%                   104.91%                    $409.20             $916.41            $410.29           05/01/2016              $407.71             $917.90            $410.29           04/01/2016
37810957 04/01/2016       1                    04/01/2016    03/01/2016                 $916.05     $374.37                $190,868.71                3.50000%                  $0.00          $0.00            000000000000              0                           12                69.57%                    86.97%                    92.76%                    95.66%                     $0.00               $0.00              $0.00             04/01/2016              $398.15             $557.86            $243.99           04/01/2016
20582835 04/01/2016       1                    04/01/2016    03/01/2016                 $381.96     $199.69                $152,785.85                3.00000%                  $0.00          $0.00            000000000000              0                           12                100.00%                   100.00%                   100.00%                   100.00%                    $0.00               $381.96            $199.69           04/01/2016              $0.00               $381.96            $198.84           04/01/2016
68304147 04/01/2016       10                   04/10/2016    03/10/2016                 $595.98     $354.41                $220,053.55                3.25000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    86.43%                    93.02%                    96.11%                     $0.00               $0.00              $0.00             04/10/2016              $0.00               $595.98            $364.27           04/10/2016
71127966 04/01/2016       1                    04/01/2016    03/01/2016                 $1,523.22   $0.00                  $327,632.31                3.25000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    91.08%                    93.31%                     $0.00               $0.00              $0.00             04/01/2016              $634.17             $889.05            $0.00             04/01/2016
9413846  04/01/2016       1                    04/01/2016    03/01/2016                 $3,051.64   $932.32                $565,698.50                4.75000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    88.89%                    91.67%                     $0.00               $0.00              $0.00             04/01/2016              $809.21             $2,242.43          $835.11           04/01/2016
17574113 04/01/2016       1                    04/01/2016    03/01/2016                 $205.95     $20.14                 $14,228.40                 3.00000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    88.89%                    91.67%                     $0.00               $0.00              $0.00             04/01/2016              $169.95             $36.00             $20.13            04/01/2016
40059769 04/01/2016       1                    04/01/2016    03/01/2016                 $351.14     $109.59                $69,045.26                 3.00000%                  $0.00          $0.00            000000000000              0                           12                112.11%                   120.34%                   123.09%                   167.18%                    $0.00               $0.00              $0.00             04/01/2016              $417.18             $173.31            $109.59           04/01/2016
91416344 04/01/2016       15                   04/15/2016    03/15/2016                 $634.96     $0.00                  $114,966.39                4.79000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    100.00%                   91.67%                     $0.00               $0.00              $0.00             04/15/2016              $175.35             $459.61            $0.00             04/15/2016
79512880 04/01/2016       1                    04/01/2016    03/01/2016                 $651.40     $0.00                  $73,552.59                 4.19000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    88.89%                    91.67%                     $0.00               $0.00              $0.00             04/01/2016              $393.21             $258.19            $0.00             04/01/2016
56604798 04/01/2016       1                    04/01/2016    03/01/2016                 $831.38     $179.71                $150,178.26                4.84000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.41%                    88.94%                    91.71%                     $0.00               $0.00              $0.00             04/01/2016              $224.75             $606.63            $179.71           04/01/2016
23591228 04/01/2016       1                    04/01/2016    03/01/2016                 $676.73     $0.00                  $33,572.94                 6.49000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    88.89%                    91.67%                     $0.00               $0.00              $0.00             04/01/2016              $492.49             $184.24            $0.00             04/01/2016
32595737 04/01/2016       1                    04/01/2016    03/01/2016                 $2,606.16   $419.55                $455,682.47                6.50000%                  $0.00          $0.00            000000000010              0                           12                66.67%                    83.33%                    88.89%                    91.67%                     $0.00               $0.00              $0.00             04/01/2016              $137.14             $2,469.02          $419.55           04/01/2016
14990390 04/01/2016       1                    04/01/2016    03/01/2016                 $1,055.17   $805.52                $327,699.00                2.00000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    89.25%                    92.34%                     $0.00               $0.00              $0.00             04/01/2016              $508.16             $547.01            $805.52           04/01/2016
46035629 04/01/2016       1                    04/01/2016    03/01/2016                 $179.35     $782.72                $70,332.62                 3.06000%                  $0.00          $0.00            000000000000              0                           12                762.35%                   762.35%                   762.35%                   762.35%                    $1,187.93           $179.35            $782.72           04/01/2016              $1,184.91           $182.37            $782.72           04/01/2016
71917853 04/01/2016       1                    05/01/2016    04/01/2016                 $2,785.89   $1,653.54              $783,749.60                2.00029%                  $0.00          $0.00            000000000000              0                           12                100.00%                   100.00%                   100.00%                   100.00%                    $1,476.99           $1,308.90          $1,653.54         05/01/2016              $1,474.53           $1,311.36          $1,653.54         04/01/2016
45744848 04/01/2016       8                    04/08/2016    03/08/2016                 $884.51     $0.00                  $94,692.26                 8.53400%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    88.89%                    91.67%                     $0.00               $0.00              $0.00             04/08/2016              $264.56             $619.95            $0.00             04/08/2016
54458455 04/01/2016       1                    04/01/2016    03/01/2016                 $510.86     $0.95                  $51,697.69                 8.40000%                  $0.00          $0.00            000000001111              1 or more                   12                66.67%                    83.33%                    100.00%                   100.00%                    $0.00               $0.00              $0.00             04/01/2016              $147.94             $362.92            $0.95             04/01/2016
28527430 04/01/2016       1                    04/01/2016    03/01/2016                 $2,308.00   $27.84                 $427,214.45                4.00000%                  $0.00          $0.00            000111110100              1 or more                   12                100.00%                   100.00%                   100.00%                   91.67%                     $0.00               $0.00              $0.00             04/01/2016              $881.02             $1,426.98          $27.84            04/01/2016
74617982 04/01/2016       1                    04/01/2016    03/01/2016                 $288.45     $2.78                  $14,394.24                 8.79000%                  $0.00          $0.00            000000000000              0                           12                68.55%                    85.68%                    92.90%                    94.68%                     $0.00               $0.00              $0.00             04/01/2016              $195.02             $101.61            $2.78             04/01/2016
59114196 04/01/2016       1                    06/01/2016    05/01/2016                 $248.01     $13.48                 $17,298.12                 10.14000%                 $0.00          $0.00            000000000000              0                           12                100.00%                   83.33%                    100.00%                   91.67%                     $0.00               $0.00              $0.00             06/01/2016              $100.99             $147.02            $13.48            06/01/2016
5582232  04/01/2016       1                    04/01/2016    03/01/2016                 $1,529.28   $886.67                $363,261.13                2.00000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    88.89%                    91.67%                     $0.00               $0.00              $0.00             04/01/2016              $922.31             $606.97            $886.67           04/01/2016
8270597  04/01/2016       1                    06/01/2016    05/01/2016                 $1,324.32   $0.00                  $121,445.04                10.65000%                 $0.00          $0.00            900000000000              1 or more                   12                100.00%                   100.00%                   102.12%                   113.05%                    $244.33             $1,079.99          $0.00             06/01/2016              $242.18             $1,082.14          $0.00             05/01/2016
63176111 04/01/2016       1                    04/01/2016    03/01/2016                 $2,273.32   $20.16                 $299,978.22                6.90000%                  $0.00          $0.00            000000000000              0                           12                66.67%                    83.33%                    88.89%                    91.67%                     $0.00               $0.00              $0.00             04/01/2016              $545.31             $1,728.01          $20.16            04/01/2016

LoanID   2016-02 - Principal 2016-02 - Interest 2016-02 - Escrows 2016-02 - Next Due Date 2016-01 - Principal 2016-01 - Interest 2016-01 - Escrows 2016-01 - Next Due Date 2015-12 - Principal 2015-12 - Interest 2015-12 - Escrows 2015-12 - Next Due Date 2015-11 - Principal 2015-11 - Interest 2015-11 - Escrows 2015-11 - Next Due Date 2015-10 - Principal 2015-10 - Interest 2015-10 - Escrows 2015-10 - Next Due Date 2015-09 - Principal 2015-09 - Interest 2015-09 - Escrows 2015-09 - Next Due Date 2015-08 - Principal 2015-08 - Interest 2015-08 - Escrows 2015-08 - Next Due Date 2015-07 - Principal 2015-07 - Interest 2015-07 - Escrows 2015-07 - Next Due Date 2015-06 - Principal 2015-06 - Interest 2015-06 - Escrows 2015-06 - Next Due Date 2015-05 - Principal 2015-05 - Interest 2015-05 - Escrows 2015-05 - Next Due Date Pay History Comment
59869038 $406.23             $919.38            $410.29           03/01/2016              $404.75             $920.86            $410.29           02/01/2016              $403.28             $922.33            $410.29           01/01/2016              $401.82             $923.79            $410.29           12/01/2015              $400.36             $925.25            $410.29           11/01/2015              $398.90             $926.71            $410.29           10/01/2015              $397.45             $928.16            $410.29           09/01/2015              $1,174.09           $932.44            $410.29           08/01/2015              $391.74             $933.87            $413.40           07/01/2015              $390.32             $935.29            $439.44           06/01/2015
37810957 $396.99             $559.02            $243.99           03/01/2016              $395.84             $560.17            $243.99           02/01/2016              $0.00               $0.00              $0.00             01/01/2016              $788.22             $1,123.80          $487.98           01/01/2016              $392.39             $563.62            $243.99           11/01/2015              $391.25             $564.76            $243.99           10/01/2015              $390.11             $565.90            $243.99           09/01/2015              $388.98             $567.03            $243.99           08/01/2015              $387.85             $568.16            $243.99           07/01/2015              $386.72             $569.29            $243.99           06/01/2015
20582835 $0.00               $381.96            $198.84           03/01/2016              $0.00               $381.96            $198.84           02/01/2016              $0.00               $381.96            $198.84           01/01/2016              $0.00               $381.96            $198.84           12/01/2015              $0.00               $381.96            $198.04           11/01/2015              $0.00               $381.96            $198.84           10/01/2015              $0.00               $381.96            $198.84           09/01/2015              $0.00               $381.96            $198.84           08/01/2015              $0.00               $381.96            $198.84           07/01/2015              $0.00               $381.96            $198.84           06/01/2015
68304147 $0.00               $595.98            $264.27           03/10/2016              $36.87              $596.08            $364.27           02/10/2016              $36.77              $596.18            $364.27           01/10/2016              $36.67              $596.28            $364.27           12/10/2015              $36.57              $596.38            $364.27           11/10/2015              $36.48              $596.47            $364.27           10/10/2015              $36.38              $596.57            $364.27           09/10/2015              $31.29              $596.66            $364.27           08/10/2015              $31.21              $596.74            $364.27           07/10/2015              $31.12              $596.83            $390.39           06/10/2015
71127966 $632.45             $890.77            $0.00             03/01/2016              $630.74             $892.48            $0.00             02/01/2016              $629.04             $894.18            $0.00             01/01/2016              $627.34             $895.88            $0.00             12/01/2015              $625.65             $897.57            $0.00             11/01/2015              $923.96             $899.26            $0.00             10/01/2015              $622.27             $900.95            $0.00             09/01/2015              $620.59             $902.63            $0.00             08/01/2015              $618.91             $904.31            $0.00             07/01/2015              $617.24             $905.98            $0.00             06/01/2015
9413846  $806.02             $2,245.62          $835.11           03/01/2016              $802.85             $2,248.79          $835.11           02/01/2016              $799.68             $2,251.96          $835.11           01/01/2016              $796.53             $2,255.11          $835.11           12/01/2015              $793.39             $2,258.25          $835.11           11/01/2015              $790.26             $2,261.38          $835.11           10/01/2015              $787.10             $2,264.50          $835.11           09/01/2015              $784.04             $2,267.60          $835.11           08/01/2015              $780.95             $2,270.69          $835.11           07/01/2015              $777.87             $2,273.77          $835.11           06/01/2015
17574113 $169.53             $36.42             $20.13            03/01/2016              $169.11             $36.84             $20.13            02/01/2016              $168.69             $37.26             $20.13            01/01/2016              $168.27             $37.68             $20.13            12/01/2015              $167.85             $38.10             $20.13            11/01/2015              $167.43             $38.52             $20.14            10/01/2015              $167.01             $38.94             $20.14            09/01/2015              $166.59             $39.36             $20.14            08/01/2015              $166.18             $39.77             $20.14            07/01/2015              $165.76             $40.19             $20.14            06/01/2015
40059769 $416.49             $174.00            $109.59           03/01/2016              $276.80             $174.69            $109.59           02/01/2016              $276.11             $175.38            $109.59           01/01/2016              $275.42             $176.07            $109.59           12/01/2015              $274.73             $176.76            $109.59           11/01/2015              $274.04             $177.45            $109.59           10/01/2015              $273.36             $178.13            $109.59           09/01/2015              $2,167.94           $183.55            $109.59           08/01/2015              $267.27             $184.22            $255.26           07/01/2015              $166.86             $184.63            $255.26           06/01/2015
91416344 $174.66             $460.30            $0.00             03/15/2016              $347.23             $922.69            $0.00             02/15/2016              $0.00               $0.00              $0.00             12/15/2015              $172.58             $462.38            $0.00             12/15/2015              $171.89             $463.07            $0.00             11/15/2015              $341.74             $928.18            $0.00             10/15/2015              $169.85             $465.11            $0.00             08/15/2015              $169.18             $465.78            $0.00             07/15/2015              $0.00               $0.00              $0.00             06/15/2015              $168.50             $466.46            $0.00             06/15/2015              The due dates provided in the pay history are listed on the 1st of the month. The client has confirmed that the due dates should read the 15th of the month based on the Payment Date shown in the header section of the pay history.
79512880 $391.84             $259.56            $0.00             03/01/2016              $390.47             $260.93            $0.00             02/01/2016              $389.12             $262.28            $0.00             01/01/2016              $387.76             $263.64            $0.00             12/01/2015              $386.41             $264.99            $0.00             11/01/2015              $385.07             $266.33            $0.00             10/01/2015              $383.73             $267.67            $0.00             09/01/2015              $382.39             $269.01            $0.00             08/01/2015              $381.06             $270.34            $0.00             07/01/2015              $379.74             $271.66            $0.00             06/01/2015
56604798 $223.85             $607.53            $199.63           03/01/2016              $226.92             $608.45            $199.63           02/01/2016              $222.04             $609.34            $199.63           01/01/2016              $221.15             $610.23            $199.63           12/01/2015              $220.26             $611.12            $199.63           11/01/2015              $219.37             $612.01            $199.63           10/01/2015              $218.49             $612.89            $199.63           09/01/2015              $217.61             $613.77            $199.63           08/01/2015              $216.74             $614.64            $135.21           07/01/2015              $215.87             $615.51            $303.44           06/01/2015              Payment was made after cut-off on 04/11/2016.
23591228 $489.84             $186.89            $0.00             03/01/2016              $487.21             $189.52            $0.00             02/01/2016              $484.59             $192.14            $0.00             01/01/2016              $481.98             $194.75            $0.00             12/01/2015              $479.39             $197.34            $0.00             11/01/2015              $476.81             $199.92            $0.00             10/01/2015              $474.24             $202.49            $0.00             09/01/2015              $471.69             $205.04            $0.00             08/01/2015              $469.16             $207.57            $0.00             07/01/2015              $466.63             $210.10            $0.00             06/01/2015
32595737 $136.40             $2,469.76          $419.55           03/01/2016              $135.66             $2,470.50          $419.55           02/01/2016              $134.93             $2,471.23          $445.64           01/01/2016              $134.21             $2,471.95          $445.64           12/01/2015              $133.48             $2,472.68          $445.64           11/01/2015              $132.76             $2,473.40          $445.64           10/01/2015              $132.05             $2,474.11          $445.64           09/01/2015              $451.45             $4,760.87          $891.28           08/01/2015              $0.00               $0.00              $0.00             06/01/2015              $318.51             $2,287.65          $445.64           06/01/2015
14990390 $507.31             $547.86            $805.52           03/01/2016              $506.47             $548.70            $805.52           02/01/2016              $505.62             $549.55            $805.52           01/01/2016              $504.78             $550.39            $805.52           12/01/2015              $503.94             $551.23            $739.98           11/01/2015              $520.22             $552.09            $722.84           10/01/2015              $519.35             $552.96            $722.84           09/01/2015              $518.49             $553.82            $722.84           08/01/2015              $517.62             $554.69            $722.84           07/01/2015              $516.76             $555.55            $722.84           06/01/2015
46035629 $1,181.90           $185.38            $782.72           03/01/2016              $1,178.89           $188.39            $782.72           02/01/2016              $1,175.89           $191.39            $782.72           01/01/2016              $1,172.90           $194.38            $782.72           12/01/2015              $1,169.92           $197.36            $782.72           11/01/2015              $1,166.94           $200.34            $782.72           10/01/2015              $1,163.97           $203.31            $782.72           09/01/2015              $1,161.01           $206.27            $782.72           08/01/2015              $1,158.06           $209.22            $782.72           07/01/2015              $1,155.11           $212.17            $782.72           06/01/2015
71917853 $1,472.08           $1,313.81          $1,653.54         03/01/2016              $1,469.63           $1,316.26          $1,713.51         02/01/2016              $1,467.18           $1,318.71          $1,713.51         01/01/2016              $1,464.74           $1,321.15          $1,906.88         12/01/2015              $1,462.30           $1,323.59          $1,906.88         11/01/2015              $1,459.87           $1,326.02          $1,906.88         10/01/2015              $1,457.44           $1,328.45          $1,906.88         09/01/2015              $1,455.02           $1,330.87          $1,906.88         08/01/2015              $1,452.59           $1,333.30          $1,448.40         07/01/2015              $1,450.18           $1,335.71          $1,448.40         06/01/2015
45744848 $130.68             $753.83            $0.00             03/08/2016              $238.46             $646.05            $0.00             02/08/2016              $258.75             $625.76            $0.00             01/08/2016              $123.68             $760.83            $0.00             12/08/2015              $256.26             $628.25            $0.00             11/08/2015              $142.98             $741.53            $0.00             10/08/2015              $186.56             $697.95            $0.00             09/08/2015              $252.45             $632.06            $0.00             08/08/2015              $183.41             $701.10            $0.00             07/08/2015              $204.59             $679.92            $0.00             06/08/2015
54458455 $146.91             $363.95            $0.95             03/01/2016              $145.89             $364.97            $0.95             02/01/2016              $144.88             $365.98            $0.95             01/01/2016              $143.87             $366.99            $0.95             12/01/2015              $142.87             $367.99            $0.95             11/01/2015              $282.77             $738.95            $18.04            10/01/2015              $139.91             $370.95            $17.09            08/01/2015              $138.94             $371.92            $17.09            07/01/2015              $137.97             $372.89            $17.09            06/01/2015              $137.01             $373.85            $17.09            05/01/2015              Payment was made after cut-off on 04/12/2016.
28527430 $1,753.26           $2,862.74          $55.68            03/01/2016              $872.26             $1,435.74          $27.84            01/01/2016              $869.37             $1,438.63          $27.84            12/01/2015              $866.48             $1,441.52          $27.84            11/01/2015              $863.60             $1,444.40          $27.84            10/01/2015              $0.00               $0.00              $0.00             09/01/2015              $1,718.60           $2,897.40          $0.00             09/01/2015              $0.00               $0.00              $0.00             07/01/2015              $855.02             $1,452.98          $0.00             07/01/2015              $852.18             $1,455.82          $0.00             06/01/2015              Payment was made after the cut-off on 04/12/2016.
74617982 $197.14             $99.43             $2.78             03/01/2016              $170.73             $125.82            $2.78             02/01/2016              $194.38             $102.17            $2.78             01/01/2016              $196.73             $99.80             $2.78             12/01/2015              $162.02             $134.47            $2.78             11/01/2015              $190.92             $105.87            $2.78             10/01/2015              $201.66             $134.04            $14.30            09/01/2015              $168.47             $119.98            $14.30            08/01/2015              $194.44             $94.01             $14.30            07/01/2015              $161.85             $126.60            $14.30            06/01/2015
59114196 $199.44             $296.58            $87.33            05/01/2016              $98.47              $149.54            $15.65            03/01/2016              $97.65              $150.36            $15.65            02/01/2016              $0.00               $0.00              $0.00             01/01/2016              $192.85             $303.17            $58.23            01/01/2016              $0.00               $0.00              $0.00             11/01/2015              $189.62             $306.40            $85.16            11/01/2015              $0.00               $0.00              $0.00             09/01/2015              $93.62              $154.39            $0.00             09/01/2015              $92.84              $155.17            $1,011.49         08/01/2015
5582232  $920.77             $608.51            $886.67           03/01/2016              $919.24             $610.04            $886.67           02/01/2016              $917.71             $611.57            $886.67           01/01/2016              $916.18             $613.10            $886.67           12/01/2015              $914.66             $614.62            $886.67           11/01/2015              $913.14             $616.14            $886.67           10/01/2015              $911.62             $617.66            $1,161.93         09/01/2015              $910.10             $619.18            $1,161.93         08/01/2015              $908.59             $620.69            $1,161.93         07/01/2015              $907.08             $622.20            $1,161.93         06/01/2015              Payment was made after cut-off on 04/04/2016.
8270597  $240.05             $1,084.27          $0.00             04/01/2016              $237.94             $1,086.38          $0.00             03/01/2016              $235.84             $1,088.48          $0.00             02/01/2016              $233.77             $1,090.55          $0.00             01/01/2016              $231.71             $1,092.61          $0.00             12/01/2015              $229.67             $1,094.65          $0.00             11/01/2015              $477.66             $1,098.89          $0.00             10/01/2015              $223.45             $1,100.87          $0.00             09/01/2015              $2,026.77           $1,118.86          $0.00             08/01/2015              $203.66             $1,120.66          $0.00             07/01/2015
63176111 $542.19             $1,731.13          $111.18           03/01/2016              $539.09             $1,734.23          $2.06             02/01/2016              $536.01             $1,737.31          $0.00             01/01/2016              $532.95             $1,740.37          $0.00             12/01/2015              $529.90             $1,743.42          $0.00             11/01/2015              $526.87             $1,746.45          $0.00             10/01/2015              $523.86             $1,749.46          $248.21           09/01/2015              $520.86             $1,752.46          $230.43           08/01/2015              $517.88             $1,755.44          $216.67           07/01/2015              $514.92             $1,758.40          $194.45           06/01/2015              Payment was made after cut-off on 04/07/2016.